Tax on Income (Details) - Schedule of theoretical tax on the pre-tax income and the tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of theoretical tax on the pre-tax income and the tax expense [Abstract]
Loss before income tax	$ 14,891	$ 12,706	$ 16,366
Statutory tax rate	0.00%	0.00%	0.00%
Income tax at the statutory tax rate
Expenses not recognized for tax purposes			(488)
Recondition of deferred tax asset with were not recognized on prior periods	(3)	(18)	(369)
Income tax benefit	$ (3)	$ (18)	$ (857)